Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Agents Commissions Percentage	2.50%
Deferral Notice
Subsequent Event [Line Items]
Subsequent event amount	$ 24,300
Loan Payments
Subsequent Event [Line Items]
Subsequent event amount	1,600
Sale Of Shares
Subsequent Event [Line Items]
Subsequent event amount	$ 1,000
Issuance of common stock, shares	1,816,213
Common stock, par value	$ 0.01
Agents Commissions Percentage	2.50%